FI - Quantitative information about level 3 assets at fair value (Details 14) SFr in Millions, Pure in Millions	Jun. 30, 2021 CHF (SFr)	Mar. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)
Assets
Cash and Due from Banks	SFr 141	SFr 91	SFr 525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,465	67,268	57,994
Securities received as collateral	38,686	56,494	50,773
Trading assets	130,505	157,139	157,338
Available-for-sale Securities, Debt Securities	794	614	607
Other investments	2,747	3,937	3,794
Loans	11,101	11,827	11,408
Other intangible assets (mortgage servicing rights), at fair value	189	181	180
Other assets	10,342	SFr 15,033	8,373
Recurring basis
Assets
Cash and Due from Banks	141		525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,465		57,994
Securities received as collateral	38,686		50,773
Trading assets	130,505		157,338
Available-for-sale Securities, Debt Securities	794		607
Other investments	2,747		3,794
Loans	11,101		11,408
Loans - of which commercial and industrial	3,123		3,534
Loans - of which financial institutions	4,601		4,588
Other intangible assets (mortgage servicing rights), at fair value	189		180
Other assets	10,342		8,373
Other assets - of which loans held-for-sale	7,720		6,446
Total assets at fair value	263,970		290,992
Recurring basis | Other equity investments
Assets
Other investments	1,747		2,759
Recurring basis | Life finance instruments
Assets
Other investments	877		920
Recurring basis | Debt securities
Assets
Trading assets	57,620		64,395
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	22,301		27,957
Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	11,078		11,477
Recurring basis | Debt securities | RMBS
Assets
Trading assets	21,005		21,439
Recurring basis | Equity securities
Assets
Trading assets	44,226		63,237
Recurring basis | Derivative instruments
Assets
Trading assets	24,156		25,531
Recurring basis | Other
Assets
Trading assets	4,503		4,175
Recurring basis | Level 3
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	84		101
Trading assets	5,938		7,535
Available-for-sale Securities, Debt Securities	0		0
Other investments	2,231		3,054
Loans	2,928		3,669
Loans - of which commercial and industrial	1,411		1,347
Loans - of which financial institutions	643		1,082
Other intangible assets (mortgage servicing rights), at fair value	189		180
Other assets	1,436		1,825
Other assets - of which loans held-for-sale	1,287		1,576
Total assets at fair value	12,806		16,364
Recurring basis | Level 3 | Option model
Assets
Loans - of which commercial and industrial			72
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member]
Assets
Loans - of which commercial and industrial	724		908
Loans - of which financial institutions	529		674
Other assets - of which loans held-for-sale	SFr 354		SFr 296
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	146		237
Loans - of which financial institutions, measurement input	164		192
Other assets - of which loans held-for-sale, measurement input	279		246
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	2,014		1,480
Loans - of which financial institutions, measurement input	1,615		1,698
Other assets - of which loans held-for-sale, measurement input	932		506
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	589		554
Loans - of which financial institutions, measurement input	622		612
Other assets - of which loans held-for-sale, measurement input	325		343
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input			25
Loans - of which financial institutions, measurement input			25
Other assets - of which loans held-for-sale, measurement input			1
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input			25
Loans - of which financial institutions, measurement input			40
Other assets - of which loans held-for-sale, measurement input			40
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input			25
Loans - of which financial institutions, measurement input			25
Other assets - of which loans held-for-sale, measurement input			34
Recurring basis | Level 3 | Price
Assets
Loans - of which commercial and industrial	SFr 597
Loans - of which financial institutions	SFr 113
Recurring basis | Level 3 | Price | Measurement Input, Credit Spread [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	300
Recurring basis | Level 3 | Price | Measurement Input, Credit Spread [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	300
Recurring basis | Level 3 | Price | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	300
Recurring basis | Level 3 | Price | Measurement Input, Quoted Price [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	7
Loans - of which financial institutions, measurement input	10
Recurring basis | Level 3 | Price | Measurement Input, Quoted Price [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	100
Loans - of which financial institutions, measurement input	61
Recurring basis | Level 3 | Price | Measurement Input, Quoted Price [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	77
Loans - of which financial institutions, measurement input	28
Recurring basis | Level 3 | Vendor price
Assets
Other assets - of which loans held-for-sale	SFr 17
Recurring basis | Level 3 | Vendor price | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other assets - of which loans held-for-sale, measurement input	0
Recurring basis | Level 3 | Vendor price | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other assets - of which loans held-for-sale, measurement input	63
Recurring basis | Level 3 | Vendor price | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other assets - of which loans held-for-sale, measurement input	53
Recurring basis | Level 3 | Market comparable
Assets
Loans - of which commercial and industrial			SFr 338
Loans - of which financial institutions			190
Other assets - of which loans held-for-sale	SFr 885		SFr 1,277
Recurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input			0
Loans - of which financial institutions, measurement input			0
Other assets - of which loans held-for-sale, measurement input	0		0
Recurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input			100
Loans - of which financial institutions, measurement input			100
Other assets - of which loans held-for-sale, measurement input	152		111
Recurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input			70
Loans - of which financial institutions, measurement input			54
Other assets - of which loans held-for-sale, measurement input	81		71
Recurring basis | Level 3 | Market comparable | Measurement Input, Pre-IPO instrinsic option [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input			100
Recurring basis | Level 3 | Market comparable | Measurement Input, Pre-IPO instrinsic option [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input			100
Recurring basis | Level 3 | Market comparable | Measurement Input, Pre-IPO instrinsic option [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input			100
Recurring basis | Level 3 | Other equity investments
Assets
Other investments	SFr 1,353		SFr 2,132
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	1
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	1,244
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	425
Recurring basis | Level 3 | Other equity investments | Vendor price
Assets
Other investments			110
Recurring basis | Level 3 | Other equity investments | NAV/adjusted NAV
Assets
Other investments	974		974
Recurring basis | Level 3 | Other equity investments | NAV/adjusted NAV | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	310		310
Recurring basis | Level 3 | Other equity investments | NAV/adjusted NAV | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	310		310
Recurring basis | Level 3 | Other equity investments | NAV/adjusted NAV | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	310		310
Recurring basis | Level 3 | Other equity investments | Market comparable
Assets
Other investments	326
Recurring basis | Level 3 | Other equity investments | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	100
Recurring basis | Level 3 | Other equity investments | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	100
Recurring basis | Level 3 | Other equity investments | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	100
Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	877		920
Recurring basis | Level 3 | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Other investments	2
Recurring basis | Level 3 | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Other investments	16
Recurring basis | Level 3 | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Other investments	6
Recurring basis | Level 3 | Debt securities
Assets
Trading assets	1,655		2,253
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	40		140
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	889		1,270
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Option model
Assets
Trading assets	641		416
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 172		SFr 386
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Trading assets, measurement input	40		(9)
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Trading assets, measurement input	973		1,509
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Trading assets, measurement input	1,928		1,007
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input	100
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input	28
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Trading assets, measurement input	1
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Trading assets, measurement input	1
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Trading assets, measurement input	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Buyback probability [Member] | Minimum
Assets
Trading assets, measurement input	50
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Buyback probability [Member] | Maximum
Assets
Trading assets, measurement input	100
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Buyback probability [Member] | Weighted average
Assets
Trading assets, measurement input	73
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Trading assets, measurement input	(4)
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Trading assets, measurement input	105
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Trading assets, measurement input	81
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(85)		(50)
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	100		100
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	68		55
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Fund gap risk [Member] | Minimum
Assets
Trading assets, measurement input	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Fund gap risk [Member] | Maximum
Assets
Trading assets, measurement input	3
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Fund gap risk [Member] | Weighted average
Assets
Trading assets, measurement input	1
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Minimum
Assets
Trading assets, measurement input			0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Maximum
Assets
Trading assets, measurement input			2
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Weighted average
Assets
Trading assets, measurement input			0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Trading assets, measurement input			40
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Trading assets, measurement input			40
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Trading assets, measurement input			40
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	137		158
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	18		23
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price
Assets
Trading assets	SFr 55
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input	32
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input	116
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input	86
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price
Assets
Trading assets	SFr 5		SFr 71
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	153		2,292
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	135		1,654
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Unadjusted NAV [Member] | Minimum
Assets
Trading assets, measurement input			1
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Unadjusted NAV [Member] | Maximum
Assets
Trading assets, measurement input			1
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Unadjusted NAV [Member] | Weighted average
Assets
Trading assets, measurement input			1
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable
Assets
Trading assets	SFr 12		SFr 321
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	100		227
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	63		95
Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	SFr 477		SFr 557
Recurring basis | Level 3 | Equity securities
Assets
Trading assets	282		124
Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	2,883		3,911
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	805		733
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model
Assets
Trading assets	756
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 7
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	3
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	10
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	6
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	93
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	97
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	95
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	1
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	100
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	8
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Mean reversion [Member] | Minimum
Assets
Trading assets, measurement input	(55)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Mean reversion [Member] | Maximum
Assets
Trading assets, measurement input	(8)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Mean reversion [Member] | Weighted average
Assets
Trading assets, measurement input	0
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	3
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	28
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	10
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	(3)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	1
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	0
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	SFr 139		143
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	490		SFr 1,186
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Buyback probability [Member] | Minimum
Assets
Trading assets, measurement input			50
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Buyback probability [Member] | Maximum
Assets
Trading assets, measurement input			100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Buyback probability [Member] | Weighted average
Assets
Trading assets, measurement input			66
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input			(50)
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input			100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input			58
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Minimum
Assets
Trading assets, measurement input			0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Maximum
Assets
Trading assets, measurement input			4
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Gap risk [Member] | Weighted average
Assets
Trading assets, measurement input			0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input			(2)
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input			158
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input			24
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	SFr 1,073		SFr 1,079
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	2		2
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	15		14
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	6		6
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	72		72
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	137		137
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	98		98
Recurring basis | Level 3 | Other
Assets
Trading assets	SFr 1,118		SFr 1,247
Recurring basis | Level 3 | Other | Option model
Assets
Trading assets	SFr 133
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	0
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	70
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	6
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 728		766
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Other investments			9
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Other investments			9
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Other investments			SFr 9
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	3		3
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	14		14
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	7		7
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Terminal Growth Rate [Member] | Minimum
Assets
Other investments			SFr 3
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Terminal Growth Rate [Member] | Maximum
Assets
Other investments			3
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Terminal Growth Rate [Member] | Weighted average
Assets
Other investments			3
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Tax Swap Rate [Member] | Minimum
Assets
Trading assets, measurement input	30
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Tax Swap Rate [Member] | Maximum
Assets
Trading assets, measurement input	30
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Tax Swap Rate [Member] | Weighted average
Assets
Trading assets, measurement input	30
Recurring basis | Level 3 | Other | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments			1
Recurring basis | Level 3 | Other | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments			1,249
Recurring basis | Level 3 | Other | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments			713
Recurring basis | Level 3 | Other | Market comparable
Assets
Trading assets	SFr 256
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0
Other investments			100
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	125
Other investments			100
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	28
Other investments			100
Recurring basis | Level 3 | Other | Other equity investments | Valuation Technique, Discounted Cash Flow [Member]
Assets
Other investments			840
Recurring basis | Level 3 | Other | Other equity investments | Market comparable
Assets
Other investments			118
Recurring basis | Level 3 | Other | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Other investments			2
Recurring basis | Level 3 | Other | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Other investments			15
Recurring basis | Level 3 | Other | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Other investments			6
Bank
Assets
Cash and Due from Banks	SFr 141		525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,465		57,994
Securities received as collateral	38,686		50,773
Trading assets	130,684		157,511
Available-for-sale Securities, Debt Securities	792		605
Other investments	2,746		3,793
Loans	11,101		11,408
Other intangible assets (mortgage servicing rights), at fair value	189		180
Other assets	10,342		8,373
Bank | Recurring basis
Assets
Cash and Due from Banks	141		525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,465		57,994
Securities received as collateral	38,686		50,773
Trading assets	130,684		157,511
Available-for-sale Securities, Debt Securities	792		605
Other investments	2,746		3,793
Loans	11,101		11,408
Loans - of which commercial and industrial	3,123		3,534
Loans - of which financial institutions	4,601		4,588
Other intangible assets (mortgage servicing rights), at fair value	189		180
Other assets	10,342		8,373
Other assets - of which loans held-for-sale	7,720		6,446
Total assets at fair value	264,146		291,162
Bank | Recurring basis | Other equity investments
Assets
Other investments	1,746		2,760
Bank | Recurring basis | Life finance instruments
Assets
Other investments	877		920
Bank | Recurring basis | Debt securities
Assets
Trading assets	57,739		64,532
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	22,301		27,957
Bank | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	11,197		11,614
Bank | Recurring basis | Debt securities | RMBS
Assets
Trading assets	21,005		21,439
Bank | Recurring basis | Equity securities
Assets
Trading assets	44,287		63,273
Bank | Recurring basis | Derivative instruments
Assets
Trading assets	24,155		25,531
Bank | Recurring basis | Other
Assets
Trading assets	4,503		4,175
Bank | Recurring basis | Level 3
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	84		101
Trading assets	5,938		7,535
Available-for-sale Securities, Debt Securities	0		0
Other investments	2,231		3,054
Loans	2,928		3,669
Loans - of which commercial and industrial	1,411		1,347
Loans - of which financial institutions	643		1,082
Other intangible assets (mortgage servicing rights), at fair value	189		180
Other assets	1,436		1,825
Other assets - of which loans held-for-sale	1,287		1,576
Total assets at fair value	12,806		16,364
Bank | Recurring basis | Level 3 | Other equity investments
Assets
Other investments	1,353		2,132
Bank | Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	877		920
Bank | Recurring basis | Level 3 | Debt securities
Assets
Trading assets	1,655		2,253
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	40		140
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	889		1,270
Bank | Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	477		557
Bank | Recurring basis | Level 3 | Equity securities
Assets
Trading assets	282		124
Bank | Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	2,883		3,911
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	805		733
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	139		143
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	490		1,186
Bank | Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	1,073		1,079
Bank | Recurring basis | Level 3 | Other
Assets
Trading assets	SFr 1,118		SFr 1,247